S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 03, 2025
Officers or Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.
Investment and Business Opportunities [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities that may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. For a complete description of our management’s other affiliations, see “Management — Directors, Director Nominees, and Officers.”
Initial Shareholders [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our initial shareholders, directly or indirectly, hold their respective founder shares and may acquire public shares during or after this offering in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their redemption rights with respect to their founder shares if we fail to consummate our initial business combination within 12 months after the closing of this offering or during any Extension Period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, subject to the limitations described herein, and the private placement units will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of (1) one year after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lock-up.
Private Placement Units [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	With certain limited exceptions, the private placement units and the Class B-2 Units (and the Class A ordinary shares issuable upon their exercise) will not be transferable, assignable or salable by the initial purchasers or their respective permitted transferees until the completion of our initial business combination; and the Class C Units (and the Class A ordinary shares issuable upon their exercise) will not be transferable, assignable, or salable until three months after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares, warrants, and Share Rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Our Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Our Sponsor, Officers, or Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor, officers, or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our sponsor or an affiliate of our sponsor or any of our officers or directors to finance transaction costs in connection with an intended business combination. Such loans could be convertible into private placement unit of the post business combination entity at a price of $8.00 per unit at the option of the lender. Such units would be identical to the private placement units.